TAXES (Tables)	12 Months Ended
Sep. 30, 2023
TAXES
Schedule of income (loss) before income taxes

	For the year ended
	September 30,
	2023	2022	2021
China	$(1,725,034)	$2,936,530	$3,252,583
Cayman Islands	(6,177,870)	(1,375,971)	110,694
Total	$(7,902,904)	$1,560,559	$3,363,277

Schedule of significant components of the provision for income taxes

	For the year ended
	September 30,
	2023	2022	2021
Current income taxes	$15,622	$4,464	$301,320
Deferred income taxes	203,544	189,838	(46,187)
Total	$219,166	$194,302	$255,133

Schedule of significant deferred tax assets and liabilities

Temporary differences and carryforwards of the Company, its subsidiaries, the VIE and VIE’s subsidiaries that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2023	September 30, 2022
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$100,797	$82,111
NOL Carryforwards	344,468	79,588
Deferred government grants	44,804	51,177
Deferred tax asset allowance	(479,291)	—
Total deferred tax assets	$10,778	$212,876

Schedule of reconciliation of the statutory rates to the effective tax rate

The following table reconciles the statutory rates to the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ effective tax rate:

	For the year ended
	September 30,
	2023	2022	2021
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(2.6)%	(10.2)%	(13.6)%
Tax rate difference in jurisdictions other than PRC	(19.5)%	24.1%	—
R&D credit	1.8%	(19.6)%	—
Effect of NOL carryforward	—	(20.7)%	—
Deferred tax provision	—	12.2%	—
Deferred tax allowance	(6.1)%	—	—
Permanent difference	(1.4)%	1.7%	(3.8)%
Effective tax rate	(2.8)%	12.5%	7.6%

Schedule of taxes payable

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ taxes payable consists of the following:

	September 30,	September 30,
	2023	2022
VAT tax payable	$69,805	$556,022
Corporate income tax payable	127,885	142,255
Business and other taxes payable	5,808	117,534
Total	$203,498	$815,811